CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Comprehensive Income [Member]
Balance at Dec. 31, 2008	$ 36,801	$ 60	$ 75,173	$ (17,863)	$ 160	$ (20,729)
Balance, shares at Dec. 31, 2008		4,134,655
Exercise of stock options	68		68
Exercise of stock options, shares		10,097
Stock-based compensation related to options granted to employees and directors	420		420
Stock-based compensation related to options granted to non-employees	11		11
Repurchase of options	(250)		(250)
Comprehensive income
Net loss	(7,016)					(7,016)	(7,016)
Changes in unrealized gains from available-for-sale marketable securities, net	(121)				(121)		(121)
Changes in unrealized gains from derivatives, net	70				70		70
Foreign currency translation adjustments	169				169		169
Total comprehensive loss							(6,898)
Balance at Dec. 31, 2009	30,152	60	75,422	(17,863)	278	(27,745)
Balance, shares at Dec. 31, 2009		4,144,752
Exercise of stock options	75		75
Exercise of stock options, shares		14,382
Stock-based compensation related to options granted to employees and directors	330		330
Stock-based compensation related to options granted to non-employees	2		2
Comprehensive income
Net loss	(10,609)					(10,609)	(10,609)
Changes in unrealized gains from available-for-sale marketable securities, net	321				321		321
Changes in unrealized gains from derivatives, net	34				34		34
Foreign currency translation adjustments	(146)				(146)		(146)
Total comprehensive loss							(10,400)
Balance at Dec. 31, 2010	20,159	60	75,829	(17,863)	487	(38,354)
Balance, shares at Dec. 31, 2010	5,270,930	4,159,134
Stock-based compensation related to options granted to employees and directors	33		33
Comprehensive income
Net loss	(6,798)					(6,798)	(6,798)
Changes in unrealized gains from available-for-sale marketable securities, net	580				580		580
Changes in unrealized gains from derivatives, net	(151)				(151)		(151)
Foreign currency translation adjustments	25				25		25
Total comprehensive loss							(6,344)
Balance at Dec. 31, 2011	$ 13,848	$ 60	$ 75,862	$ (17,863)	$ 941	$ (45,152)
Balance, shares at Dec. 31, 2011	5,270,930	4,159,134